Land Use Rights	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS

Note 7 – LAND USE RIGHTS

	December 31, 2019	December 31, 2018
Land use rights	$1,028,041	$1,041,736
Accumulated amortization	(54,817)	(27,198)
Land use rights, net	$973,224	$1,014,538

During the years ended December 31, 2019, 2018 and 2017, amortization expense amounted to $28,217, $7,099 and $14,283, respectively.

As of December 31, 2019 and 2018, land use right with net book value of $793,503 and $820,343, respectively, was pledged as collateral under certain loan arrangements (also see Note 8).

Estimated future amortization expense for land use rights is as follows:

Years ended December 31,	Amortization expense

2020	$21,043
2021	21,043
2022	21,043
2023	21,043
2024	21,043
Thereafter	868,009
$973,224